OTHER RESERVES (Details) - Schedule of Movement in Other Reserves - Reserve of gains and losses on remeasuring available-for-sale financial assets [member] £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Revaluation reserve in respect of available-for-sale financial assets
Beginning Balance	£ 759
Ending Balance	685
Income statement transfers [Member]
Revaluation reserve in respect of available-for-sale financial assets
Disposals	(353)
Financial assets available-for-sale, category [member]
Revaluation reserve in respect of available-for-sale financial assets
Change in fair value of available-for-sale financial assets	273
Other [Member] | Income statement transfers [Member]
Revaluation reserve in respect of available-for-sale financial assets
Impairment	6
Pre-Tax [Member] | Income statement transfers [Member]
Revaluation reserve in respect of available-for-sale financial assets
Disposals	(446)
Pre-Tax [Member] | Financial assets available-for-sale, category [member]
Revaluation reserve in respect of available-for-sale financial assets
Change in fair value of available-for-sale financial assets	303
Pre-Tax [Member] | Other [Member] | Income statement transfers [Member]
Revaluation reserve in respect of available-for-sale financial assets
Impairment	6
Deferred Income Tax Charge [Member]
Revaluation reserve in respect of available-for-sale financial assets
Change in fair value of available-for-sale financial assets	(26)
Deferred Income Tax Charge [Member] | Income statement transfers [Member]
Revaluation reserve in respect of available-for-sale financial assets
Disposals	93
Current Tax [Member]
Revaluation reserve in respect of available-for-sale financial assets
Change in fair value of available-for-sale financial assets	£ (4)